Inventory (Details) - USD ($)	Sep. 30, 2018	Sep. 30, 2017
Inventory Disclosure [Abstract]
Raw materials	$ 1,742,005	$ 1,567,875
Packaging materials	65,966	22,524
Finished goods	172	1,220
Total	$ 1,808,143	$ 1,591,619